DEBT - Senior Notes (Details) - USD ($)	1 Months Ended		12 Months Ended
	Jul. 31, 2014	Jun. 30, 2013	Dec. 31, 2016	Feb. 28, 2017	Feb. 16, 2017	Feb. 14, 2017
Debt Instrument [Line Items]
Notice of redemption			$ 1,248,000,000
Senior Notes
Debt Instrument [Line Items]
Debt defaults			0
5.5% Senior Notes | Senior Notes
Debt Instrument [Line Items]
Debt issuance costs	$ 5,100,000
Events of default, period of payment default	30 days
Events of default, failure to comply with covenants, period after notice	180 days
Events of default, failure to comply with other agreements in the indenture, period after notice	30 days
Events of default, failure to pay final judgments, in excess of 20.0 million	$ 20,000,000
Declaration of immediate payment, holding percent of principal amount required	25.00%
Summit Holdings and Finance Corporation | 5.5% Senior Notes | Senior Notes
Debt Instrument [Line Items]
Senior unsecured notes	$ 300,000,000
Stated interest rate	5.50%
Maximum percent of aggregate principal amount redeemable	35.00%
Summit Holdings and Finance Corporation | 7.5% Senior Notes | Senior Notes
Debt Instrument [Line Items]
Senior unsecured notes		$ 300,000,000
Stated interest rate		7.50%
Debt issuance costs		$ 7,400,000
Debt defaults			$ 0
Summit Holdings
Debt Instrument [Line Items]
Cumulative percentage ownership in subsidiary			100.00%
Prior to August 15, 2017 | Summit Holdings and Finance Corporation | 5.5% Senior Notes | Senior Notes
Debt Instrument [Line Items]
Redemption price, expressed as percentage of principal amount	105.50%
On and after August 15, 2017 | Summit Holdings and Finance Corporation | 5.5% Senior Notes | Senior Notes
Debt Instrument [Line Items]
Redemption price, expressed as percentage of principal amount	104.125%
On and after August 15, 2020 | Summit Holdings and Finance Corporation | 5.5% Senior Notes | Senior Notes
Debt Instrument [Line Items]
Redemption price, expressed as percentage of principal amount	100.00%
July 1, 2016 - June 30, 2019 | Summit Holdings and Finance Corporation | 7.5% Senior Notes | Senior Notes
Debt Instrument [Line Items]
Redemption price, expressed as percentage of principal amount		105.625%
July 1, 2019 | Summit Holdings and Finance Corporation | 7.5% Senior Notes | Senior Notes
Debt Instrument [Line Items]
Redemption price, expressed as percentage of principal amount		100.00%
Finance Corp | Summit Holdings
Debt Instrument [Line Items]
Cumulative percentage ownership in subsidiary	100.00%
Subsequent Event | Senior Unsecured Notes Due April 2025 | Unsecured Debt
Debt Instrument [Line Items]
Stated interest rate				5.75%
Debt face amount				$ 500,000,000
Subsequent Event | Summit Holdings and Finance Corporation | 7.5% Senior Notes | Senior Notes
Debt Instrument [Line Items]
Amount validly tendered						$ 276,900,000
Notice of redemption					$ 23,100,000